UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2011

United Association
S&P 500 Index Fund

TABLE OF CONTENTS

Top 10 Holdings	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Disclosure of Fund Expenses	17
Notice to Shareholders	18
The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview

Top 10 Holdings* (% of Total Net Assets)
Exxon Mobil	3.4%
Apple Computer	2.6%
General Electric	1.7%
International Business Machines	1.7%
Chevron	1.7%
Microsoft	1.5%
AT&T	1.5%
Procter & Gamble	1.4%
Johnson & Johnson	1.4%
JPMorgan Chase	1.4%

*	Excludes Cash Equivalent securities.
The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as the semi-annual period end and may not be representative of the Fund’s current or future investments.

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund
Schedule of Investments

Description	Shares	Value

Common Stock (98.1%)

Consumer Discretionary (10.4%)
Abercrombie & Fitch, Cl A	1,969	$139,405
Amazon.com*	7,977	1,567,481
Apollo Group, Cl A*	3,363	134,621
AutoNation*	1,372	46,525
Autozone*	598	168,863
Bed Bath & Beyond*	5,281	296,370
Best Buy	8,892	277,608
Big Lots*	1,660	68,243
Cablevision Systems, Cl A	5,351	188,516
CarMax*	4,940	171,418
Carnival	9,923	377,769
CBS, Cl B	15,220	383,849
Coach	6,553	391,935
Comcast, Cl A	62,467	1,639,134
Darden Restaurants	3,070	144,198
DeVry	1,385	73,267
DIRECTV, Cl A*	17,496	850,131
Discovery Communications, Cl A*	6,384	282,556
DR Horton	6,194	77,053
Expedia	3,344	83,700
Family Dollar Stores	2,814	152,547
Ford Motor*	83,319	1,288,945
Fortune Brands	3,479	226,413
GameStop, Cl A*	3,456	88,750
Gannett	6,942	104,546
Gap	9,452	219,665
Genuine Parts	3,980	213,726
Goodyear Tire & Rubber*	5,567	101,041
H&R Block	6,915	119,560
Harley-Davidson	5,118	190,697
Harman International Industries	1,577	76,532
Hasbro	3,060	143,330
Home Depot	36,850	1,368,609
International Game Technology	5,831	103,150
Interpublic Group	11,065	130,014
JC Penney	5,449	209,514
Johnson Controls	14,689	602,249
Kohl’s	6,792	358,006
Leggett & Platt	3,168	83,287
Lennar, Cl A	3,646	69,238
Limited Brands	6,759	278,200
Lowe’s	30,485	800,231
Macy’s	9,352	223,606
Marriott International, Cl A	6,523	230,262
Mattel	8,036	214,722
McDonald’s	24,200	1,895,102
McGraw-Hill	7,397	299,357
NetFlix*	1,037	241,279
New York Times, Cl A*	2,275	18,496
Newell Rubbermaid	6,392	121,831
News, Cl A	51,471	917,213
Nike, Cl B	8,513	700,790
Nordstrom	3,741	177,885
Omnicom Group	6,254	307,634
O’Reilly Automotive*	2,652	156,627
Polo Ralph Lauren, Cl A	1,626	212,632
priceline.com*	1,079	590,224
Pulte Group*	3,477	28,268
RadioShack	3,815	60,315
Ross Stores	2,731	201,247
Scripps Networks Interactive, Cl A	2,048	105,308
Sears Holdings*	980	84,251
Stanley Black & Decker	3,760	273,164
Staples	15,716	332,236
Starbucks	16,796	607,847
Starwood Hotels & Resorts Worldwide	4,083	243,224
Target	15,754	773,521
Tiffany	2,955	205,195
Time Warner	25,155	952,368
Time Warner Cable, Cl A	8,026	627,071
TJX	9,079	486,816
Urban Outfitters*	2,357	74,151
VF	1,888	189,857
Viacom, Cl B	12,408	634,793
Walt Disney	42,499	1,831,707
Washington Post, Cl B	172	74,975
Whirlpool	1,871	161,243
Wyndham Worldwide	3,311	114,594
Wynn Resorts	1,353	199,094
Yum! Brands	10,496	563,006

		29,422,803

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Consumer Staples (10.3%)
Altria Group	47,510	$1,275,168
Archer-Daniels-Midland	14,146	523,685
Avon Products	9,707	285,191
Brown-Forman, Cl B	2,775	199,412
Campbell Soup	4,195	140,910
Clorox	3,109	216,573
Coca-Cola	51,215	3,454,964
Coca-Cola Enterprises	8,762	248,929
Colgate-Palmolive	10,943	923,042
ConAgra Foods	9,754	238,485
Constellation Brands, Cl A*	5,640	126,280
Costco Wholesale	9,669	782,416
CVS	28,877	1,046,502
Dean Foods*	4,347	48,643
Dr. Pepper Snapple Group	5,104	200,077
Estee Lauder, Cl A	2,551	247,447
General Mills	13,928	537,342
Hershey	4,303	248,326
HJ Heinz	7,040	360,659
Hormel Foods	4,319	127,022
JM Smucker	2,663	199,912
Kellogg	5,514	315,787
Kimberly-Clark	8,880	586,613
Kraft Foods, Cl A	37,842	1,270,734
Kroger	13,597	330,543
Lorillard	3,890	414,285
McCormick	3,626	178,109
Mead Johnson Nutrition, Cl A	4,560	304,973
Molson Coors Brewing, Cl B	3,463	168,821
PepsiCo	34,816	2,398,474
Philip Morris International	40,449	2,808,779
Procter & Gamble	61,661	4,001,799
Reynolds American	6,565	243,627
Safeway	8,165	198,491
Sara Lee	13,911	267,091
Supervalu	4,708	53,012
Sysco	13,096	378,605
Tyson Foods, Cl A	8,446	168,075
Walgreen	20,157	861,107
Wal-Mart Stores	42,304	2,325,874
Whole Foods Market	3,264	204,849

		28,910,633

Energy (12.5%)
Anadarko Petroleum	10,687	843,632
Apache	8,391	1,119,108
Baker Hughes	9,347	723,551
Cabot Oil & Gas	1,092	61,458
Cameron International*	5,385	283,897
Chesapeake Energy	16,212	545,858
Chevron	43,034	4,709,641
ConocoPhillips	30,537	2,410,285
Consol Energy	3,567	192,939
Denbury Resources*	8,590	193,876
Devon Energy	9,620	875,420
Diamond Offshore Drilling	1,591	120,709
El Paso	15,271	296,410
EOG Resources	5,412	611,069
EQT	3,281	172,613
Exxon Mobil	108,770	9,571,760
FMC Technologies*	5,298	246,251
Halliburton	18,345	926,056
Helmerich & Payne	2,318	153,776
Hess	6,696	575,588
Marathon Oil	16,364	884,311
Massey Energy	2,336	159,409
Murphy Oil	4,969	384,998
Nabors Industries Ltd.*	6,086	186,475
National Oilwell Varco	9,647	739,829
Newfield Exploration*	3,014	213,391
Noble	6,586	283,264
Noble Energy	3,692	355,429
Occidental Petroleum	18,056	2,063,620
Peabody Energy	5,409	361,429
Pioneer Natural Resources	2,414	246,783
QEP Resources	3,947	168,655
Range Resources	2,064	116,513
Rowan*	3,931	163,923
Schlumberger	28,047	2,517,218
Southwestern Energy*	7,723	338,731
Spectra Energy	14,480	420,499
Sunoco	2,587	110,361
Tesoro*	3,291	89,252
Valero Energy	12,806	362,410
Williams	13,218	438,441

		35,238,838

Financials (15.2%)
ACE	7,415	498,659
Aflac	10,723	602,525
Allstate	11,885	402,189
American Express	22,820	1,120,006
American International Group*	2,240	69,776
Ameriprise Financial	5,521	342,633
AON	7,219	376,615
Apartment Investment &
Management REIT, Cl A	2,561	69,044
Assurant	2,146	85,196

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund — continued

Description	Shares	Value

AvalonBay Communities REIT	1,995	$252,587
Bank of America	221,719	2,722,709
Bank of New York Mellon	27,194	787,538
BB&T	14,913	401,458
Berkshire Hathaway, Cl B*	37,984	3,164,067
BlackRock, Cl A	2,095	410,494
Boston Properties REIT	3,172	331,569
Capital One Financial	9,521	521,084
CB Richard Ellis Group, Cl A*	7,833	209,220
Charles Schwab	23,259	425,872
Chubb	6,733	438,924
Cincinnati Financial	3,556	112,654
Citigroup*	630,646	2,894,665
CME Group, Cl A	1,482	438,331
Comerica	3,965	150,392
Discover Financial Services	12,624	313,580
E*Trade Financial*	7,305	118,633
Equity Residential REIT	6,605	394,451
Federated Investors, Cl B	3,261	84,069
Fifth Third Bancorp	20,877	277,038
First Horizon National	5,048	55,276
Franklin Resources	3,295	425,450
Genworth Financial, Cl A*	11,127	135,638
Goldman Sachs Group	11,674	1,762,891
Hartford Financial Services Group	11,628	336,863
HCP REIT	8,971	355,431
Health Care REIT	3,158	169,806
Host Hotels & Resorts REIT	15,072	268,131
Hudson City Bancorp	8,514	81,138
Huntington Bancshares	21,563	146,413
IntercontinentalExchange*	1,634	196,652
Invesco	10,582	263,174
Janus Capital Group	6,398	77,864
JPMorgan Chase	87,177	3,977,887
KeyCorp	19,306	167,383
Kimco Realty REIT	9,343	182,562
Legg Mason	4,093	152,055
Leucadia National	4,412	170,568
Lincoln National	7,083	221,202
Loews	6,434	284,769
M&T Bank	2,743	242,399
Marsh & McLennan	12,132	367,357
Marshall & Ilsley	11,992	97,975
MetLife	23,928	1,119,591
Moody’s	5,803	227,129
Morgan Stanley	34,487	901,835
Nasdaq OMX Group*	4,264	115,554
Northern Trust	4,889	244,401
NYSE Euronext	5,897	236,175
People’s United Financial	8,291	113,504
Plum Creek Timber REIT	2,799	120,609
PNC Financial Services Group (A)	12,091	753,753
Principal Financial Group	8,365	282,319
Progressive	15,696	344,370
Prologis REIT	12,730	207,372
Prudential Financial	11,395	722,671
Public Storage REIT	3,210	376,565
Regions Financial	29,507	216,581
Simon Property Group REIT	6,823	781,506
SLM	13,508	224,098
State Street	11,247	523,548
SunTrust Banks	11,885	335,038
T Rowe Price Group	6,382	410,044
Torchmark	1,706	114,166
Travelers	9,394	594,452
UnumProvident	7,087	187,664
US Bancorp	41,164	1,062,855
Ventas REIT	3,571	199,726
Vornado Realty Trust REIT	3,700	357,716
Wells Fargo	118,104	3,438,007
Weyerhaeuser REIT	11,786	271,196
XL Group, Cl A	5,590	136,508
Zions Bancorporation	2,793	68,289

		42,842,104

Health Care (11.1%)
Abbott Laboratories	34,383	1,789,291
Aetna	9,033	373,786
Agilent Technologies*	7,488	373,726
Allergan	6,111	486,191
AmerisourceBergen	6,053	245,994
Amgen*	20,240	1,150,644
Baxter International	12,565	714,949
Becton Dickinson	4,960	426,262
Biogen Idec*	5,187	504,955
Boston Scientific*	33,368	249,926
Bristol-Myers Squibb	38,243	1,074,628
Cardinal Health	7,608	332,394
CareFusion*	4,944	145,205
Celgene*	10,207	600,988
Cephalon*	2,625	201,600
Cerner*	1,550	186,279
Cigna	6,256	292,969
Coventry Health Care*	3,349	108,072
Covidien	10,800	601,452
CR Bard	1,891	201,864
DaVita*	2,216	195,208
DENTSPLY International	3,065	115,060
Edwards Lifesciences*	2,590	223,647
Eli Lilly	22,491	832,392

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Express Scripts*	11,154	$632,878
Forest Laboratories*	7,828	259,577
Gilead Sciences*	17,970	697,955
Hospira*	3,659	207,575
Humana	4,870	370,704
Intuitive Surgical*	853	298,294
Johnson & Johnson	60,721	3,990,584
Laboratory Corp of America Holdings*	2,166	208,954
Life Technologies*	3,927	216,770
McKesson	5,597	464,607
Medco Health Solutions*	9,692	575,026
Medtronic	23,913	998,368
Merck	68,013	2,445,067
Mylan*	9,161	228,292
Patterson	2,075	72,023
PerkinElmer	4,843	136,912
Pfizer	172,060	3,606,378
Quest Diagnostics	3,509	197,837
St. Jude Medical	7,424	396,739
Stryker	7,542	444,978
Tenet Healthcare*	18,123	125,592
Thermo Fisher Scientific*	8,997	539,730
UnitedHealth Group	25,249	1,243,008
Varian Medical Systems*	2,577	180,905
Waters*	2,055	201,390
Watson Pharmaceuticals*	2,679	166,152
WellPoint	8,271	635,130
Zimmer Holdings*	4,319	281,815

		31,250,722

Industrials (11.0%)
3M	15,960	1,551,472
Avery Dennison	2,360	98,506
Boeing	16,449	1,312,301
Caterpillar	13,938	1,608,585
CH Robinson Worldwide	3,650	292,657
Cintas	2,708	84,083
CSX	8,361	657,927
Cummins	4,269	513,048
Danaher	12,252	676,800
Deere	9,121	889,298
Dover	4,219	287,061
Dun & Bradstreet	66	5,424
Eaton	7,353	393,606
Emerson Electric	17,034	1,034,986
Equifax	2,728	102,382
Expeditors International Washington	4,664	253,116
Fastenal	3,287	220,525
FedEx	6,827	653,139
Flowserve	1,245	157,642
Fluor	3,929	274,794
General Dynamics	8,210	597,852
General Electric	238,744	4,882,315
Goodrich	2,737	241,869
Honeywell International	17,440	1,067,851
Huntington Ingalls Industries*	1,138	45,520
Illinois Tool Works	11,591	677,030
Ingersoll-Rand	7,034	355,217
Iron Mountain	4,323	137,688
ITT	3,985	230,293
Jacobs Engineering Group*	2,835	140,644
Joy Global	1,977	199,578
L-3 Communications Holdings	2,527	202,640
Lockheed Martin	6,440	510,370
Masco	6,085	81,661
Norfolk Southern	8,466	632,241
Northrop Grumman	7,039	447,751
Paccar	7,546	400,768
Pall	2,086	121,906
Parker Hannifin	3,630	342,382
Pitney Bowes	2,884	70,831
Precision Castparts	3,230	499,099
Quanta Services*	4,838	104,888
Raytheon	8,036	390,148
Republic Services, Cl A	8,173	258,430
Robert Half International	2,220	67,332
Rockwell Automation	3,102	270,277
Rockwell Collins	3,500	220,850
Roper Industries	2,092	180,937
RR Donnelley & Sons	4,654	87,774
Ryder System	1,100	58,850
Snap-On	1,281	79,127
Southwest Airlines	16,997	199,715
Stericycle*	1,911	174,436
Textron	6,142	160,306
Tyco International	11,290	550,275
Union Pacific	11,323	1,171,591
United Parcel Service, Cl B	22,184	1,663,135
United Technologies	20,781	1,861,562
W.W. Grainger	1,264	191,622
Waste Management	10,492	414,015

		31,058,128

Information Technology (18.0%)
Adobe Systems*	11,416	383,007
Advanced Micro Devices*	12,658	115,188
Akamai Technologies*	4,174	143,753
Altera	7,056	343,627
Amphenol, Cl A	3,015	168,568
Analog Devices	5,323	214,570

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Apple Computer*	21,124	$7,356,010
Applied Materials	28,823	452,233
Autodesk*	5,122	230,388
Automatic Data Processing	10,919	593,448
BMC Software*	3,809	191,326
Broadcom, Cl A	10,525	370,269
CA	8,306	204,244
Cisco Systems	124,923	2,193,648
Citrix Systems*	4,289	361,734
Cognizant Technology Solutions, Cl A*	6,643	550,705
Computer Sciences	4,019	204,889
Compuware*	4,919	55,732
Corning	32,368	677,786
Dell*	39,008	605,014
eBay*	23,415	805,476
Electronic Arts*	10,130	204,423
EMC*	46,054	1,305,170
F5 Networks*	1,923	194,915
Fidelity National Information Services	5,991	198,302
First Solar*	1,227	171,252
Fiserv*	3,255	199,564
FLIR Systems	3,527	124,221
Google, Cl A*	5,621	3,058,386
Harris	2,829	150,305
Hewlett-Packard	47,494	1,917,333
Intel	124,757	2,893,115
International Business Machines	27,960	4,769,417
Intuit*	6,112	339,583
Jabil Circuit	4,280	84,915
JDS Uniphase*	7,810	162,760
Juniper Networks*	12,269	470,271
KLA-Tencor	3,705	162,649
Lexmark International, Cl A*	1,746	56,308
Linear Technology	5,034	175,183
LSI*	13,743	100,736
Mastercard, Cl A	2,241	618,269
MEMC Electronic Materials*	9,061	107,192
Microchip Technology	4,250	174,420
Micron Technology*	19,137	216,057
Microsoft	165,394	4,303,552
Molex	4,699	126,873
Monster Worldwide*	2,815	46,194
Motorola Mobility Holdings*	6,336	165,116
Motorola Solutions*	7,303	335,062
National Semiconductor	5,621	135,579
NetApp*	8,123	422,234
Novellus Systems*	2,001	64,232
NVIDIA*	15,383	307,660
Oracle	87,013	3,136,819
Paychex	7,077	231,489
Qualcomm	36,497	2,074,490
Red Hat*	4,255	201,985
SAIC*	6,397	111,308
Salesforce.com*	2,505	347,193
SanDisk*	5,324	261,621
Symantec*	14,298	280,956
Tellabs	8,347	41,067
Teradata*	3,750	209,700
Teradyne*	7,039	113,328
Texas Instruments	26,318	935,079
Total System Services	3,545	66,823
VeriSign	3,848	142,222
Visa, Cl A	11,298	882,600
Western Digital*	5,531	220,134
Western Union	14,956	317,815
Xerox	36,601	369,304
Xilinx	6,901	240,569
Yahoo!*	27,594	489,793

		50,657,158

Materials (3.6%)
Air Products & Chemicals	4,790	457,541
Airgas	1,673	116,190
AK Steel Holding	1,404	22,815
Alcoa	24,263	412,471
Allegheny Technologies	2,175	156,600
Ball	3,892	145,211
Bemis	1,994	62,492
CF Industries Holdings	1,602	226,763
Cliffs Natural Resources	3,197	299,623
Dow Chemical	26,419	1,082,915
Eastman Chemical	1,837	197,018
Ecolab	4,990	263,272
EI du Pont de Nemours	20,347	1,155,506
FMC	1,645	145,221
Freeport-McMoRan Copper & Gold	19,195	1,056,301
International Flavors & Fragrances	1,800	114,336
International Paper	10,279	317,416
MeadWestvaco	3,857	129,942
Monsanto	11,701	796,136
Newmont Mining	11,270	660,535
Nucor	7,239	339,944
Owens-Illinois*	3,603	106,901
PPG Industries	3,608	341,569
Praxair	6,796	723,230
Sealed Air	3,464	89,267
Sherwin-Williams	2,140	176,101
Sigma-Aldrich	2,483	175,250

April 30, 2011 (Unaudited)
United Association S&P 500 Index Fund — concluded

Description	Shares	Value

Titanium Metals*	980	$19,629
United States Steel	3,002	143,225
Vulcan Materials	2,617	118,288

		10,051,708

Telecommunication Services (2.9%)
American Tower, Cl A*	8,980	469,744
AT&T	131,395	4,089,012
CenturyTel	13,529	551,713
Frontier Communications	22,014	182,056
MetroPCS Communications*	5,994	100,879
Sprint-FON Group*	57,103	295,794
Verizon Communications	60,162	2,272,920
Windstream	14,058	180,083

		8,142,201

Utilities (3.1%)
AES*	14,084	186,472
Ameren	5,672	166,246
American Electric Power	10,584	386,104
CenterPoint Energy	9,398	174,803
CMS Energy	5,921	117,236
Consolidated Edison	6,390	333,047
Constellation Energy Group	4,442	161,778
Dominion Resources	13,342	619,336
DTE Energy	3,811	192,570
Duke Energy	30,313	565,338
Edison International	7,212	283,215
Entergy	4,031	281,041
Exelon	15,077	635,496
FirstEnergy	9,490	379,220
Integrys Energy Group	1,723	90,216
NextEra Energy	9,411	532,380
Nicor	1,010	55,984
NiSource	6,753	131,346
Northeast Utilities	4,214	150,018
NRG Energy*	5,628	136,198
Oneok	2,558	178,907
Pepco Holdings	4,970	95,772
PG&E	8,412	387,625
Pinnacle West Capital	2,621	113,725
PPL	12,638	346,660
Progress Energy	6,338	300,738
Progress Energy (CVO)*	7,250	—
Public Service Enterprise Group	10,749	345,795
SCANA	2,491	103,426
Sempra Energy	5,122	282,222
Southern	19,193	749,295
TECO Energy	5,198	100,166
Wisconsin Energy	5,513	172,061
Xcel Energy	10,140	246,706

		9,001,142

Total Common Stock (Cost $284,422,739)		276,575,437

Exchange Traded Fund (0.8%)
SPDR S&P 500 Trust (Cost $2,196,221)	16,552	2,260,010

Right (0.0%)
Sanofi-Aventis* Expires 12/31/20 (Cost $—)	5,180	12,847

Warrant (0.0%)
United States — 0.0%
American International Group*, Expires 01/19/21 (Cost $19,635)	1,155	10,372

Cash Equivalent (1.0%)
PNC Advantage Institutional Money Market Fund, 0.050% (B) (Cost $2,692,718)	2,692,718	2,692,718

Total Investments — 99.9% (Cost $289,331,313)		$281,551,384

Percentages are based on Net Assets of $281,854,777.

*	Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	The rate reported is the 7-day effective yield as of April 30, 2011.
Cl — Class
CVO — Contingent Value Obligation
Ltd. — Limited
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
Amounts designated as “—” are either $0 or have been rounded to $0.
A summary of the open long S&P Index futures contracts held by the Fund at April 30, 2011, is as follows:

Number of	Contract		Unrealized
Contracts	Value	Expiration	Appreciation
45	$3,059,325	June 2011	$128,014
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
As of April 30, 2011 (Unaudited)

United
Association
S&P 500 Index
Fund

Assets:
Investments at Value (Cost $288,271,647)	$280,797,631
Affiliated Investment at Value (Cost $1,059,666)	753,753
Cash	24,345
Dividends Receivable	265,324
Deposits with Brokers for Open Futures	202,500
Receivable for Capital Shares Sold	48,885
Receivable due from Distributor	33,305
Prepaid Expenses	14,531
Variation Margin Receivable	10,800

Total Assets	282,151,074

Liabilities:
Payable for Capital Shares Redeemed	152,983
Payable due to Distribution Fees	46,900
Payable due to Investment Adviser	21,505
Payable due to Administrator	4,527
Chief Compliance Officer Fees Payable	3,272
Payable due to Trustees’	2,069
Payable due to Custodian	1,132
Other Accrued Expenses	63,909

Total Liabilities	296,297

Net Assets	$281,854,777

Net Assets Consist of:
Paid-in Capital	$337,934,235
Undistributed Net Investment Income	197,584
Accumulated Net Realized Loss on Investments and Futures Contracts	(48,625,127)
Net Unrealized Depreciation on Investments	(7,779,929)
Net Unrealized Appreciation on Futures Contracts	128,014

Net Assets	$281,854,777

Class I:
Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($249,411,708 ÷ 25,023,094 shares)	$9.97

Class II:
Net Asset Value, Offering and Redemption Price Per Share — Retail Shares ($32,443,069 ÷ 3,260,202 shares)	$9.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations
For the six month period ended April 30, 2011 (Unaudited)

United
Association
S&P 500 Index
Fund

Investment Income:
Dividends (Net of Foreign Taxes Withheld of $423)	$2,510,492
Dividends from Affiliated Investment	5,416

Total Income	2,515,908

Expenses:
Investment Advisory Fees	122,655
Administration Fees	25,820
Distribution Fees — Class II	15,341
Custodian Fees	6,456
Chief Compliance Officer Fees	4,756
Trustees’ Fees	4,305
Transfer Agent Fees	87,139
Legal Fees	21,437
Printing Fees	16,696
Audit Fees	15,220
Registration Fees	10,177
Other Expenses	18,604

Total Expenses	348,606
Less: Distribution Fees — Class II Waived	(7,671)

Net Expenses	340,935

Net Investment Income	2,174,973

Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	4,682,745
Net Realized Gain on Affiliated Investments	3,099
Net Realized Gain on Futures Contracts	537,476
Net Change in Unrealized Appreciation (Depreciation) on Investments	31,489,453
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	96,264
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(34,180)

Net Realized and Unrealized Gain	36,774,857

Net Increase in Net Assets Resulting from Operations	$38,949,830

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	United Association
	S&P 500 Index
	Fund
	11/1/10-
	4/30/11	11/1/09-
	(unaudited)	10/31/10

Operations:

Net Investment Income	$2,174,973	$4,526,527
Net Realized Gain on Investments (Including Gain (Loss) on Affiliated Investment)	4,685,844	10,804,890
Net Realized Gain (Loss) on Futures Contracts	537,476	262,645
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation(Depreciation) on Affiliated Investment)	31,585,717	18,047,065
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(34,180)	180,346

Net Increase in Net Assets Resulting from Operations	38,949,830	33,821,473

Dividends:
Net Investment Income
Class I	(1,970,303)	(3,999,116)
Class II	(262,785)	(540,854)

Net Decrease in Net Assets from Dividends	(2,233,088)	(4,539,970)

Capital Share Transactions:
Class I
Issued	23,688,379	22,627,786
Reinvestment of Dividends	1,959,839	3,977,944
Redeemed	(12,316,527)	(34,257,291)

Net Class I Capital Share Transactions	13,331,691	(7,651,561)

Class II
Issued	2,135,366	4,714,041
Reinvestment of Dividends	262,637	540,614
Redeemed	(3,201,902)	(6,261,044)

Net Class II Capital Share Transactions	(803,899)	(1,006,389)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,527,792	(8,657,950)

Total Increase in Net Assets	49,244,534	20,623,553

Net Assets:
Beginning of Period	232,610,243	211,986,690
End of Period (including undistributed net investment income of $197,584 and $246,885, respectively)	$281,854,777	$232,610,243

Share Transactions:
Class I
Issued	2,565,677	2,797,585
Reinvestment of Dividends	208,118	487,323
Redeemed	(1,323,338)	(4,167,388)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,450,457	(882,480)

Class II
Issued	227,390	591,467
Reinvestment of Dividends	27,927	66,275
Redeemed	(340,124)	(764,348)

Net Decrease in Shares Outstanding from Share Transactions	(84,807)	(106,606)

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout Each Period

													Ratio of
													Expenses
			Net Realized										to Average
			and										Net Assets		Ratio of Net
	Net Asset		Unrealized		Dividends						Ratio of Net		(Excluding		Investment
	Value,	Net	Gains	Total	from Net		Net Asset			Net Assets	Expenses		Waivers and		Income		Portfolio
	Beginning	Investment	(Losses) on	from	Investment	Total	Value, End	Total		End of Period	to Average		Fees Paid		to Average		Turnover
	of Period	Income(1)	Investments(1)	Operations	Income	Dividends	of Period	Return†		(000)	Net Assets		Indirectly)		Net Assets		Rate

United Association S&P 500 Index Fund

Class I

2011††	$8.64	$0.08	$1.33	$1.41	$(0.08)	$(0.08)	$9.97	16.39%		$249,412	0.26	%(2)	0.26	%(2)	1.70	%(2)	8%
2010	7.60	0.16	1.04	1.20	(0.16)	(0.16)	8.64	15.99		203,744	0.25		0.25		1.99		24
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28		0.28		2.19		14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23		0.23		1.95		18
2007	9.97	0.19	1.26	1.45	(0.19)	(0.19)	11.23	14.66	*	251,686	0.18		0.20		1.78		13
2006	8.73	0.17	1.25	1.42	(0.18)	(0.18)	9.97	16.39	*	347,477	0.10	(3)	0.13		1.80		13

Class II

2011††	$8.63	$0.08	$1.32	$1.40	$(0.08)	$(0.08)	$9.95	16.26	%**	$32,443	0.31	%(2)	0.36	%(2)	1.65	%(2)	8%
2010	7.59	0.16	1.04	1.20	(0.16)	(0.16)	8.63	15.95	**	28,867	0.30		0.35		1.95		24
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	**	26,184	0.33		0.38		2.16		14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96)	**	23,453	0.28		0.33		1.90		18
2007	9.96	0.18	1.25	1.43	(0.18)	(0.18)	11.21	14.52	*	34,924	0.24		0.25		1.66		13
2006	8.72	0.16	1.25	1.41	(0.17)	(0.17)	9.96	16.35	*	9,981	0.16	(3)	0.18		1.74		13

*	Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

**	Total Return would have been lower had the Distributor not waived a portion of its fee.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	For the six month period ended April 30, 2011 (unaudited).

(1)	Per share data calculated using the average shares method.

(2)	Annualized.

(3)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, there would have been no effect on the ratio.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
April 30, 2011 (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The Fund is classified as a diversified investment company. The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.
Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Valuation of Futures: Future contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

Notes to Financial Statements
April 30, 2011 (Unaudited)
between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For details of the investment classification, refer to the Schedule of Investments.
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3		Total

Investments in Securities
Common Stock	$276,575,437	$—	$—	†	$276,575,437
Exchange
Traded Fund	2,260,010	—	—		2,260,010
Right	12,847	—	—		12,847
Warrant	10,372	—	—		10,372
Cash Equivalent	2,692,718	—	—		2,692,718

Total Investments in Securities	$281,551,384	$—	$—		$281,551,384

	Level 1	Level 2	Level 3		Total

Other Financial Instruments
Futures Contracts*	$128,014	$—	$—		$128,014

†	As of April 30, 2011, the Fund held Progress Energy (CVO) which is Level 3 and has fair value of zero.

*	Futures contracts are valued at the unrealized appreciation on the instrument.
The following is a reconciliation of changes in fair value of investments classified as Level 3 for the six months ended April 30, 2011:

Common Stock†
Balance as of October 31, 2010	$—
Net realized gains from sale of investments	—
Net change in unrealized appreciation (depreciation) on investments	—
Purchases	—
Proceeds from sale of investments	—

Balance as of April 31, 2011	$—

†	As of April 30, 2011, the Fund held Progress Energy (CVO) which is Level 3 and has fair value of zero.
For the six months ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2011, there have been no significant changes to the Fund’s fair value methodologies.
Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.
Investments in Real Estate Investment Trusts (“REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Funds’ investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Notes to Financial Statements
April 30, 2011 (Unaudited)
Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.
Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the six months ended April 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.
Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.
3.	Transactions With Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
PNC Bank, National Association (the “Custodian”) acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.
As disclosed in the Schedule of Investments, the Fund owns securities issued by The PNC Financial Services Group, Inc. The following is a summary of the transactions with affiliates for the six months ended April 30, 2011.
The PNC Financial Services Group, Inc.

Change in
			Unrealized	Realized
Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
10/31/10	at Cost	from Sales	(Depreciation)	(Loss)	4/30/11	Income

$618,880	$51,879	$(16,369)	$96,264	$3,099	$753,753	$5,416

4. Administration, Distribution, and Transfer Agent Agreements:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000, as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the

Notes to Financial Statements
April 30, 2011 (Unaudited)
average daily net assets of the Fund. The Fund has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements with financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the six months ended April 30, 2011, the Distributor waived $7,671 in distribution fees.
State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.
5.	Investment Advisory Agreement:
The Trust and PNC Capital Advisors, LLC (the “Adviser”) have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.
For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.
6.	Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2011, were as follows:

Purchases	$34,636,081
Sales	20,504,493
There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2011.
7.	Federal Tax Information:
The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2010 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2010 and are subject to change.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments on REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase	Increase
(Decrease)	(Decrease)
Undistributed	Undistributed	Increase
Net Investment	Accumulated Net	(Decrease) Paid
Income	Realized Gain	in Capital
$8,814	$(8,814)	$—
The tax character of dividends and distributions paid during the years noted below were as follows:

	Ordinary
	Income	Total
2011	$2,233,088	$2,233,088
2010	4,539,970	4,539,970
As of April 30, 2011, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$197,584
Capital Loss Carryforwards	(44,710,011)
Unrealized Depreciation	(11,567,033)
Other Temporary Differences	2

Total Accumulated Losses	$(56,079,458)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of April 30, 2011, the Fund had the following capital loss carryforwards:

		Total
Expires	Expires	Capital Loss
2012	2013	Carryforward
$24,523,408	$20,186,603	$44,710,011

Notes to Financial Statements
April 30, 2011 (Unaudited)
During the tax year ended April 30, 2011, the Fund utilized $13,099,146 of Capital Loss Carryforwards to offset capital gains.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
For Federal income tax purposes, the cost of securities owned at April 30, 2011, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding futures contracts) by the Fund at April 30, 2011, were as follows:

	Aggregate	Aggregate
Federal	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$293,246,431	$54,278,442	$(65,973,489)	$(11,695,047)
8. Other:
At April 30, 2011, 34% of total Class I Shares were held by two record Shareholders and 60% of the total Class II Shares were held by one record Shareholder. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.
9.	Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)
April 30, 2011
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
•	Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•	Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	4/30/11	Ratios	Period*

United Association S&P 500 Index Fund — Class I

Actual Fund Return	$1,000.00	$1,163.90	0.26%	$1.39
Hypothetical 5% Return	1,000.00	1,023.51	0.26	1.30

United Association S&P 500 Index Fund — Class II

Actual Fund Return	$1,000.00	$1,162.60	0.31%	$1.66
Hypothetical 5% Return	1,000.00	1,023.26	0.31	1.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notice to Shareholders
April 30, 2011 (Unaudited)
For shareholders that do not have an April 30, 2011 tax year end, this notice is for informational purposes only. For Shareholders with an April 30, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2011, the portfolio is designating the following items with regard to distributions paid during the year.

Qualifying
For Corporate
Long Term	Ordinary		Dividends	Qualifying	U.S.	Interest	Short-Term
Capital Gain	Income	Total	Receivable	Dividend	Government	Related	Capital Gain
Distribution	Distributions	Distributions	Deduction (1)	Income (2)	Interest (3)	Dividends (4)	Dividend (5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of “Ordinary Income Distributions.”

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Notes

Notes

Notes

Investment Adviser:
PNC Capital Advisors, LLC
PNC Tower
1900 E. 9th Street
Cleveland, OH 44114
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036
Custodian:
PNC Bank, National Association
PNC Tower
1900 E. 9th Street
Cleveland, OH 44114
UAF-SA-001-0800

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson

Philip T. Masterson, President
Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson

Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.